SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income attributable to PartnerRe Ltd.		$ 264,021	$ 447,308	$ 104,381
Adjustments to reconcile net income to net cash used in operating activities:
Other, net		(38,190)	38,195	(158)
Net cash used in operating activities		242,876	445,309	318,812
Cash flows from investing activities
Sales and redemptions of short-term investments		169,555	148,665	178,166
Other, net		(65,753)	(749,194)	(151,198)
Net cash provided by (used in) investing activities		98,821	(34,055)	295,274
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders		(191,109)	(491,473)	(190,339)
Redemption of preferred shares		0	(149,523)	0
Settlement of share-based awards upon change in control		0	(75,531)	0
Net cash used in financing activities		(387,239)	(153,521)	(309,539)
Effect of foreign exchange rate changes on cash		44,226	(61,502)	(40,918)
Increase (decrease) in cash and cash equivalents		(1,316)	196,231	263,629
Cash and cash equivalents—beginning of year		1,773,328	1,577,097	1,313,468
Cash and cash equivalents—end of year		1,772,012	1,773,328	1,577,097
Supplemental cash flow information:
Interest paid		40,989	46,417	49,259
Non Cash Transactions [Abstract]
Repurchase of common shares		0	0	(71,376)
Fixed maturities
Cash flows from investing activities
Purchases of fixed maturities		(12,465,127)	(12,704,275)	(8,608,288)
Parent Company [Member]
Cash flows from operating activities
Net income attributable to PartnerRe Ltd.		264,021	447,308	104,381
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries		(329,390)	(540,019)	(528,122)
Other, net		25,239	11,205	32,725
Net cash used in operating activities		(40,130)	(81,506)	(391,016)
Cash flows from investing activities
Advances to/from subsidiaries, net		11,138	(167,254)	97,532
Net issue of intercompany loans receivable and payable		0	542,193	5,955
Sales and redemptions of fixed maturities		40,379	99,888	16,818
Dividends received from subsidiaries		0	0	418,789
Other, net		414	(2,408)	13,292
Net cash provided by (used in) investing activities		35,517	464,580	526,628
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders	[1]	0	(240,725)	(47,582)
Reissuance of treasury shares and issuance of common shares, net of taxes paid		0	0	7,996
Redemption of preferred shares		0	(149,523)	0
Reissuance of treasury shares, net of taxes		0	10,965	0
Settlement of share-based awards upon change in control		0	75,531	0
Net cash used in financing activities		0	(454,814)	(39,586)
Effect of foreign exchange rate changes on cash		8,144	55	(1,562)
Increase (decrease) in cash and cash equivalents		3,531	(71,685)	94,464
Cash and cash equivalents—beginning of year		23,150	94,835	371
Cash and cash equivalents—end of year		26,681	23,150	94,835
Parent Company [Member] | Fixed maturities
Cash flows from investing activities
Purchases of fixed maturities		(16,414)	(7,839)	(25,758)
Subsidiaries [Member]
Non Cash Transactions [Abstract]
Payment Of Dividends By Subsidiary On Behalf Of Parent		$ 191,000	$ 251,000	143,000
Repurchase of common shares				$ 71,000

[1]	During the years ended December 31, 2017, 2016 and 2015, dividends paid to common and preferred shareholders of $191 million, $251 million and $143 million, respectively, and the repurchase of common shares of $71 million for 2015 were paid by a Bermuda subsidiary on behalf of the parent and have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.